Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Partners Capital [Abstract]
Recognition of deferred pension items taxes	$ 5.1	$ 23.0	$ 1.0
Unrealized gains (losses) on derivative instruments taxes	$ 0.9	$ 0.7	$ 0.7